Capital and Funding - Summary of Analysis of Bonds and Other Loans (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total bonds and other loans	€ 23,391	€ 22,709
Unilever PLC [member] | Bonds and Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	936	1,231
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.125% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	386	390
Unilever PLC [member] | United Kingdom, Pounds [Member] | 2.000% Notes 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		283
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.375% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	276	280
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.875% Notes 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	274	278
Unilever N.V. [member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		3,655
Unilever N.V. [member] | Bonds and Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,831	10,958
Unilever N.V. [member] | Euro [Member] | 1.750% Bonds 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	749	748
Unilever N.V. [member] | Euro [Member] | 0.500% Notes 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	746	744
Unilever N.V. [member] | Euro [Member] | 1.375% Notes 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	743	742
Unilever N.V. [member] | Euro [Member] | 1.125% Bonds 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	693	693
Unilever N.V. [member] | Euro [Member] | 0.875% Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	647	646
Unilever N.V. [member] | Euro [Member] | 0.375% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	599	598
Unilever N.V. [member] | Euro [Member] | 1.000% Notes 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	598	597
Unilever N.V. [member] | Euro [Member] | 1.000% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	497	497
Unilever N.V. [member] | Euro [Member] | 0.000% Notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	497	496
Unilever N.V. [member] | Euro [Member] | 0.500% Notes 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	494	493
Unilever N.V. [member] | Euro [Member] | 0.000% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	300	299
Unilever N.V. [member] | Euro [Member] | 0.500% Bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	642
Unilever N.V. [member] | Euro [Member] | 1.375% Notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	642
Unilever N.V. [member] | Euro [Member] | 0.50% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	497
Unilever N.V. [member] | Euro [Member] | 1.625% Notes 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	791
Unilever N.V. [member] | Euro [Member] | 1.125% Bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	696
Unilever N.V. [member] | Floating Interest Rate [Member] | Euro [Member] | Floating Rate Notes 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		750
Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	12,624	10,520
Other Group Companies [member] | Switzerland [Member] | Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10	6
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,070	2,421
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 4.250% Notes 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	873	834
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.900% Bonds 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	865	826
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.900% Notes 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	860	821
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.200% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	738	704
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 1.800% Notes 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	698	666
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 4.800% Bonds 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	656	627
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.200% Notes 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	655	625
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.000% Notes 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	602	575
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 1.375% Notes 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	478	456
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.100% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	436	416
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.100% Notes 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	432	413
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.600% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	432	413
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 7.250% Bonds 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	254	243
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 6.625% Bonds 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	200	190
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.150% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	134	129
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.600% Bonds 2097 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80	76
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.500% Notes 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	687
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.125% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	477
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.000% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	434
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.250% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	433
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.500% Bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	431
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.750% Bonds 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	348
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.375% Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	302
Other Group Companies [member] | Other Countries [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 39	€ 79